Taxation - Summary of Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	$ 29,362	$ 33,153
(Charge)/credit to income	(4,818)	(2,701)
Currency translation differences	(941)	(509)
Other comprehensive income	(530)	(448)
Other	516	(133)
Deferred tax asset, Ending balance	23,589	29,362
Deferred tax liability, Beginning Balance	(29,483)	(27,305)
(Charge)/credit to income	(1,687)	37
Currency translation differences	837	233
Other comprehensive income	(848)	(2,495)
Other	(779)	47
Deferred tax liability, Ending Balance	(31,960)	(29,483)
Deferred tax liability (asset)	(8,371)	(121)
Deferred tax asset	7,815	12,426
Deferred tax liability	(16,186)	(12,547)
Decommissioning and other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	6,562	6,567
(Charge)/credit to income	(217)	63
Currency translation differences	(303)	(64)
Other comprehensive income	0	(3)
Other	7	(1)
Deferred tax asset, Ending balance	6,049	6,562
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,993	5,232
(Charge)/credit to income	(1,261)	(163)
Currency translation differences	(63)	(75)
Other comprehensive income	0	0
Other	621	(1)
Deferred tax asset, Ending balance	4,290	4,993
Deferred tax liability, Beginning Balance	(23,144)	(23,801)
(Charge)/credit to income	(1,503)	566
Currency translation differences	380	71
Other comprehensive income	4	(18)
Other	(555)	38
Deferred tax liability, Ending Balance	(24,818)	(23,144)
Tax losses and credits carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	10,518	12,496
(Charge)/credit to income	(3,434)	(1,669)
Currency translation differences	(426)	(252)
Other comprehensive income	18	64
Other	(230)	(121)
Deferred tax asset, Ending balance	6,446	10,518
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	2,744	3,774
(Charge)/credit to income	(66)	(537)
Currency translation differences	(40)	(72)
Other comprehensive income	(618)	(435)
Other	(43)	14
Deferred tax asset, Ending balance	1,977	2,744
Deferred tax liability, Beginning Balance	(2,736)	(673)
(Charge)/credit to income	93	319
Currency translation differences	287	114
Other comprehensive income	(870)	(2,481)
Other	37	(15)
Deferred tax liability, Ending Balance	(3,189)	(2,736)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,545	5,084
(Charge)/credit to income	160	(395)
Currency translation differences	(109)	(46)
Other comprehensive income	70	(74)
Other	161	(24)
Deferred tax asset, Ending balance	4,827	4,545
Deferred tax liability, Beginning Balance	(3,603)	(2,831)
(Charge)/credit to income	(277)	(848)
Currency translation differences	170	48
Other comprehensive income	18	4
Other	(261)	24
Deferred tax liability, Ending Balance	$ (3,953)	$ (3,603)